Equity-settled share-based payments (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangements [Abstract]
Schedule of Share Options
Movements in the number of equity-settled options outstanding and their related weighted average exercise prices under the Adecoagro/ IFH 2004 Stock Incentive Option Plan are as follows:

	2025		2024		2023
	Average exercise price per share	Options (thousands)	Average exercise price per Share	Options (thousands)	Average exercise price per Share	Options (thousands)
At January 1	6.66	1,270	6.66	1,284	6.66	1,321
Forfeited	5.83	(7)	—	—	—	—
Exercised	8.62	(5)	6.83	(14)	5.83	(37)
At December 31	6.64	1,258	6.66	1,270	6.66	1,284

Options outstanding at year end under this Plan have the following expiry date and exercise prices:

	Exercise price per share	Shares (in thousands)
Expiry date (i):		2025	2024	2023
May 1, 2034	5.83	400	400	400
May 1, 2035	5.83	358	358	363
January 1, 2036	5.83	90	90	94
February 16, 2036	7.11	84	84	84
October 1, 2036	8.62	326	338	343

(i) On August 2023, the Board of Directors decided to extend the expired date of the Plan.

Schedule of Indirect Measurement of Fair Value of Goods or Services Received
Key grant-date fair value and other assumptions under the Restricted Share Plan are detailed below:

Grant Date	Mar 17, 2023	April 20, 2023	Mar 15, 2024	April 19, 2024	March 20, 2025	April 19, 2025
Fair value	7.44	8.12	10.07	10.90	10.79	10.70

Schedule of Other Equity Instruments
Movements in the number of restricted shares outstanding under the Restricted Share Plan are as follows:

	Restricted shares (thousand)
	2025	2024	2023
At January 1	1,400	1,789	2,301
Granted (1)	1,087	604	549
Forfeited	(2)	(22)	(26)
Vested	(2,403)	(971)	(1,035)
At December 31	82	1,400	1,789

(1) Approved by the Board of Directors of March 11, 2025 and the Shareholders Meeting of June 8, 2025.